                        ANNUAL REPORT / DECEMBER 31 2000

                            AIM SMALL CAP EQUITY FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                 [COVER IMAGE]


                     -------------------------------------

                      THE ROADSIDE MILL BY CURRIER & IVES

            IN THE 19TH CENTURY, MILLS WERE FREQUENTLY THE CATALYST

              FOR THE DEVELOPMENT OF OTHER SMALL BUSINESSES IN THE

               BURGEONING COMMUNITIES OF THE UNITED STATES. SMALL

             COMPANIES CONTINUE TO BE AN IMPORTANT COMPONENT OF THE

               U.S. ECONOMIC LANDSCAPE. AIM SMALL CAP EQUITY FUND

               SEEKS TO OWN THE REASONABLY PRICED STOCKS OF SMALL

                COMPANIES WITH SOLID EARNINGS-GROWTH PROSPECTS.

                     -------------------------------------

AIM Small Cap Equity Fund is for shareholders who seek long-term capital appreciation by investing in small-cap stocks with strong growth prospects and attractive valuations.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Small Cap Equity Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o Had the advisor not waived fees and expenses during the reporting period, returns would have been lower.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structure and class expenses.
o Because the fund has been offered for less than a year (since 8/31/00), total return provided is cumulative total return that has not been annualized. Cumulative total returns since inception, including sales charges, were: Class A shares, -11.53%; Class B shares, -11.27%; Class C shares, -7.53%.
o The fund participates in the initial public offering (IPO) market, and a significant portion of its return is attributable to its investment in IPOs, which have a magnified impact due to the fund's relatively small asset base. There is no guarantee that as the fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.
o Investing in micro-, small and mid-sized companies may involve risks not associated with investing in more established companies. Also, micro and small companies may have business risk, significant stock-price fluctuation and illiquidity.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system.
o The unmanaged Russell 2000 Index represents the performance of the stocks of small-capitalization companies.
o The unmanaged Standard & Poor's 500 Index (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.
o Past performance cannot guarantee comparable future results. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                            AIM SMALL CAP EQUITY FUND

                        ANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    It's an honor to address you as AIM Funds' new chairman. I feel privileged to succeed Ted Bauer, who recently retired as AIM's chairman after a long, successful career in the
  [PHOTO OF         investment industry. Ted has always shown the highest degree
   Robert H.        of integrity and commitment to excellence, and I have always
    Graham          admired him greatly. I'm also proud to be part of the team
 APPEARS HERE]      that launched AIM almost 25 years ago. From the beginning,
                    AIM has been a very people-oriented, service-minded company, and I plan to carry on that tradition for our shareholders, financial advisors and employees.

                    UNCERTAIN MARKETS
                    The markets in 2000 were particularly unsettling, especially for investors who have only experienced the bull market of the 1990s. After almost a decade of double-digit returns, the S&P 500 finished 2000 down 9.1%. But 20% to 30% returns, such as we have seen recently, are not typical. Historically, markets decline in one out of every four years. What we have seen in 2000 is a normal downturn, and it appears to be a worldwide trend. In 2000, most overseas markets were more turbulent than their U.S. counterpart.
    Regardless of the impact of market conditions, we know you are counting on us to deliver attractive investment performance. We don't like it when we don't live up to your expectations. We have been disappointed along with you. Because we ourselves invest in AIM funds and use them in our retirement plans, virtually everyone who works here has a stake in at least one AIM fund. All of us have seen the value of our own accounts decline. We know how unpleasant this experience is.
    What are we doing about it? We are sticking with our motto: Invest with Discipline. We still manage our funds with the same security-selection disciplines that have produced excellent long-term performance for so many of our funds while making prudent adjustments to our portfolios. We know that every now and then there will be a down period in the markets, like the one last year. We just have to be patient, and we urge you to be, too. Remember that the long-term historical trend of the markets is upward.

REASONS FOR OPTIMISM
Though we can expect the situation to remain difficult for some time, there are reasons for optimism. Shortly after the close of the calendar year, the Federal Reserve Board lowered interest rates, and many expect more cuts in the months to come. With the correction and lower rates, we now see the most attractive market valuation in several years. While there is concern that the economy's record long expansion may be rolling over to recession, the Fed has achieved its goal of slowing the economy and has reversed course, adding liquidity and lowering rates. Historically, this has proven to be an important catalyst to stabilizing the economy and turning markets.
    The current environment illustrates the value of professional money management. During downturns, investors may be tempted to make decisions based on emotions, not strategy. The wisest choice is to rely on a professional money manager, keeping in mind that mutual funds are long-term investments.
    In the following pages, your fund's portfolio managers discuss market activity and how they managed your fund during the fiscal year. If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services Department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM

Robert H. Graham
Chairman

                            AIM SMALL CAP EQUITY FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW


FUND DEBUTS IN DIFFICULT MARKET ENVIRONMENT FOR STOCKS


STOCKS DECLINED SIGNIFICANTLY DURING THE LAST FOUR MONTHS OF 2000. HOW DID AIM SMALL CAP EQUITY FUND PERFORM?
The fund, which began sales on August 31, 2000, came into existence in the midst of a steep market decline, a trend that affected the fund's performance. Excluding sales charges, cumulative total returns were -6.40% for Class A shares and -6.60% for both Class B and Class C shares for the period from the fund's inception through December 31, 2000. Because of careful stock selection, the fund fared better than its benchmark, the Russell 2000 Index, which had a cumulative total return of -9.64% for the same period.
    Please keep in mind that mutual funds are meant to be long-term investments. Four months is much too short a period for judging the performance of a fund.

WHAT IS THE FUND'S INVESTMENT STRATEGY?
The fund seeks to own the stocks of small-capitalization companies with strong earnings-growth prospects. It also endeavors to buy stocks that are attractively priced relative to the rest of the market.

WHAT WERE STOCK-MARKET TRENDS DURING THE LAST MONTHS OF 2000?
The stock market turned in one of its worst performances in the past two decades in 2000, with a significant portion of these losses being sustained in the final months of the year. In late summer and early fall, rising oil prices, unrest in the Middle East and concern about corporate earnings growth combined to produce a sharp market decline. A number of major corporations reported earnings disappointments, as rising oil prices and a weak euro cut into profit margins.
    Uncertainty about the outcome of the presidential election, which extended several weeks beyond the November 7 voting date, contributed to the market malaise. But the resolution of the election controversy on December 12 failed to produce a sustained stock-market rally as investors continued to be concerned about corporate earnings growth. By then, the Federal Reserve Board (the Fed) was indicating that it might reverse its earlier policy and start cutting interest rates in the wake of slowing economic growth (annualized gross domestic product growth declined from 5.6% in the second quarter of 2000 to 2.2% in the third). However, the shift in the Fed's bias was insufficient to counteract concerns about declining corporate earnings growth, and most key market indexes recorded losses for the year, with the Nasdaq falling a stunning 39.29%.
    As they had for most of 2000, value stocks outperformed growth stocks in the waning months of the year. Many investors thought that growth stocks, particularly technology issues, were overvalued. Mid-cap stocks outperformed large- and small-cap stocks. Mid-cap stocks benefited from their attractive valuations relative to large-cap stocks and the solid earnings-growth prospects of many medium-sized companies. Tech stocks, which led the market in 1999, sustained losses in 2000. Among the better-performing market sectors were health care, financial services, energy and utilities.

HOW WAS THE FUND'S PORTFOLIO STRUCTURED AT THE END OF THE REPORTING PERIOD?
As of December 31, 2000, technology stocks made up about 20% of the portfolio. While tech stocks struggled in 2000, we bought the stocks of tech companies which we think have strong earnings-growth prospects. At AIM, we believe that earnings ultimately drive stock prices. We believe that the stocks of these particular technology companies will fare well in the long run.
    Financial-services stocks made up nearly 17% of the fund's holdings. These stocks benefited from a wave of mergers involving financial-services companies and the cessation of Fed interest-rate hikes, which began in June 1999 and continued until May 2000. Consumer-cyclical stocks composed about 12% of the portfolio. Within this sector, which was hurt by declining consumer confidence, the focus

                     -------------------------------------

                      THE FUND SEEKS TO OWN THE STOCKS OF

                      SMALL-CAPITALIZATION COMPANIES WITH

                       STRONG EARNINGS-GROWTH PROSPECTS.

                        IT ALSO ENDEAVORS TO BUY STOCKS

                          THAT ARE ATTRACTIVELY PRICED

                      RELATIVE TO THE REST OF THE MARKET.

                     -------------------------------------

                     -------------------------------------

                            READ THIS REPORT ONLINE!

                   A NEW SERVICE--ELECTRONIC DELIVERY OF FUND

                  REPORTS AND PROSPECTUSES--IS AVAILABLE. YOU

                      CAN READ THE SAME AIM REPORT YOU ARE

                     READING NOW--ONLINE. ONCE YOU SIGN UP

                  FOR THE SERVICE, WE WILL SEND YOU A LINK TO

                    THE REPORT VIA E-MAIL. IF YOU CHOOSE TO

                   RECEIVE YOUR REPORTS ONLINE, YOU WILL NOT

                     RECEIVE A PAPER COPY BY MAIL. YOU MAY

                   CANCEL THE SERVICE AT ANY TIME BY VISITING

                                 OUR WEB SITE.

                          PLEASE VISIT OUR WEB SITE AT

                      www.aimfunds.com AND GO TO "YOUR AIM

                    ACCOUNT." LOG INTO YOUR ACCOUNT AND THEN

                   CLICK ON THE "VIEW OTHER ACCOUNT OPTIONS"

                     DROPDOWN MENU AND SELECT "eDELIVERY."

                     -------------------------------------

          See important fund and index disclosures inside front cover.

                           AIM SMALL CAP EQUITY FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW

[ART WORK]

was commercial and consumer-services firms and specialty retailers with favorable earnings-growth prospects.
    Health-care and capital-goods stocks each composed 11% of the portfolio. Both health-care and capital-goods stocks were attractively priced and less volatile than other securities. Demand for health-care products and services tends to remain constant regardless of economic trends. Energy stocks formed about 8% of the fund's holdings. During the reporting period, energy companies got a boost from rising oil and natural-gas prices.

WHAT WERE SOME OF THE FUND'S TOP HOLDINGS?
o Waste Connections provides solid-waste collection, disposal and recycling services for more than 500,000 customers in the western United States.
o Learning Tree International provides training for information-technology professionals.
o   APW makes enclosures that house, organize and protect electronic systems.
o RehabCare is a leading provider of temporary health-care staffing services and program management of inpatient acute rehabilitation and skilled nursing units, outpatient therapy programs and contract therapy services.
o Moldflow provides software that tests the capability of making injected-molded plastic parts and modeling designs.
o Barrett Resources is involved in oil and gas exploration and production primarily in the Rocky Mountains.
o Key Energy Services is one of the nation's largest oil-well servicing and maintenance companies.
o Abercrombie & Fitch sells upscale men's, women's and children's casual clothing.
o Iron Mountain is one of the world's largest records and information management companies.

WHAT WERE CONDITIONS LIKE AS THE FISCAL YEAR CLOSED ON DECEMBER 31?
The situation was mixed. Late in 2000, markets were roiled by a string of corporate warnings about earnings and revenue expectations. Many believe that earnings may continue to disappoint for the next six to eight months, as capital expenditures and consumer spending may slow or decline.
    On the other hand, toward the close of the fiscal year, the Fed indicated that its bias had changed from warding off inflation to warding off recession, signaling the possibility of rate cuts aimed at stimulating the economy. Historically, declining interest rates bode well for stocks. Though the economy had slowed from its previous strong pace, unemployment remained at its lowest level in decades and inflation continued to be quite low. Prices of many stocks had been brought to much more reasonable levels by the steep downturn in equity markets during the last quarter of 2000, a potential buying opportunity.
    Given the level of uncertainty surrounding short-term economic trends, we can expect market volatility to continue and thus regard this as an environment in which investors would be well advised to maintain a long-term investment perspective.

PORTFOLIO COMPOSITION

As of 12/31/00, based on total net assets

==================================================================================================================
TOP 10 EQUITY HOLDINGS                                 TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------------------
  1. S&P 400 MidCap Dep Recpt              3.84%         1. Computers (Software & Services)               8.50%
  2. 02wireless Solutions, Inc.            1.27          2. Services (Commercial & Consumer)              5.70
  3. Waste Connections, Inc.               1.15          3. Electrical Equipment                          5.68
  4. Learning Tree International, Inc.     1.13          4. Electronics (Instrumentation)                 5.05
  5. APW Ltd.                              1.13          5. Oil & Gas (Exploration & Production)          4.09
  6. RehabCare Group, Inc.                 1.10          6. Health Care (Specialized Services)            3.88
  7. Moldflow Corp.                        1.08          7. Investments                                   3.84
  8. Barrett Resources Corp.               1.07          8. Telecommunications (Cellular/Wireless)        3.23
  9. Key Energy Services, Inc.             1.05          9. Health Care (Medical Products & Supplies)     3.12
 10. Abercrombie & Fitch Co.-Class A       1.04         10. Oil & Gas (Drilling & Equipment)              3.01

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================================


          See important fund and index disclosures inside front cover.

                            AIM SMALL CAP EQUITY FUND

                        ANNUAL REPORT / FOR CONSIDERATION



AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law.
    For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information.
    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                 [GRAPHIC IMAGE]


 A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
        Funds--Registered Trademark-- o AMVESCAP National Trust Company


                            AIM SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2000

                                                        MARKET
                                            SHARES       VALUE
DOMESTIC COMMON STOCKS-93.05%

AEROSPACE/DEFENSE-0.87%

BE Aerospace, Inc.(a)                         31,600  $   505,600
=================================================================

AGRICULTURAL PRODUCTS-0.35%

Eden Bioscience Corp.(a)                       6,800      203,575
=================================================================

BANKS (REGIONAL)-2.86%

Bank United Corp.-Class A                      8,600      586,412
-----------------------------------------------------------------
Commerce Bancshares, Inc.                     13,130      558,025
-----------------------------------------------------------------
TCF Financial Corp.                           11,700      521,381
=================================================================
                                                        1,665,818
=================================================================

BEVERAGES (ALCOHOLIC)-0.94%

Constellation Brands, Inc.-Class A(a)          9,300      546,375
=================================================================

BROADCASTING (TELEVISION, RADIO & CABLE)-1.93%

Cox Radio, Inc.-Class A(a)                    23,700      534,731
-----------------------------------------------------------------
Entercom Communications Corp.(a)              17,100      588,881
=================================================================
                                                        1,123,612
=================================================================

COMMUNICATIONS EQUIPMENT-1.41%

Digital Lightwave, Inc.(a)                    11,200      354,900
-----------------------------------------------------------------
UTStarcom, Inc.(a)                            29,900      463,450
=================================================================
                                                          818,350
=================================================================

COMPUTERS (PERIPHERALS)-1.01%

Actel Corp.(a)                                24,200      585,337
=================================================================

COMPUTERS (SOFTWARE & SERVICES)-8.50%

Affiliated Computer Services, Inc.-Class
  A(a)                                         6,800      412,675
-----------------------------------------------------------------
Eclipsys Corp.(a)                             19,900      487,550
-----------------------------------------------------------------
IntraNet Solutions, Inc.(a)                   11,400      581,400
-----------------------------------------------------------------
Moldflow Corp.(a)                             27,500      629,062
-----------------------------------------------------------------
Natural MicroSystems Corp.(a)                 12,000      118,500
-----------------------------------------------------------------
Peregrine Systems, Inc.(a)                    24,000      474,000
-----------------------------------------------------------------
Retek Inc.(a)                                 12,900      314,437
-----------------------------------------------------------------
Secure Computing Corp.(a)                     31,200      308,100
-----------------------------------------------------------------
SERENA Software, Inc.(a)                      14,600      499,822
-----------------------------------------------------------------
Sybase, Inc.(a)                               27,700      548,806
-----------------------------------------------------------------
Titan Corp. (The)(a)                          35,200      572,000
=================================================================
                                                        4,946,352
=================================================================

CONSUMER FINANCE-1.90%

American Capital Strategies, Ltd.             21,200      533,975
-----------------------------------------------------------------
AmeriCredit Corp.(a)                          20,900      569,525
=================================================================
                                                        1,103,500
=================================================================

ELECTRIC COMPANIES-0.93%

UtiliCorp United Inc.                         17,500      542,500
=================================================================

ELECTRICAL EQUIPMENT-5.68%

APW Ltd.(a)                                   19,500      658,125
-----------------------------------------------------------------
                                                        MARKET
                                            SHARES       VALUE
ELECTRICAL EQUIPMENT (CONTINUED)

Artesyn Technologies, Inc.(a)                 35,400  $   561,975
-----------------------------------------------------------------
Black Box Corp.(a)                            11,600      560,425
-----------------------------------------------------------------
C & D Technologies, Inc.                       9,900      427,556
-----------------------------------------------------------------
Sensormatic Electronics Corp.(a)              26,200      525,637
-----------------------------------------------------------------
Viasystems Group, Inc.(a)                     68,700      571,069
=================================================================
                                                        3,304,787
=================================================================

ELECTRONICS (DEFENSE)-0.71%

Aeroflex Inc.(a)                              14,400      415,125
=================================================================

ELECTRONICS (INSTRUMENTATION)-5.05%

Alpha Industries, Inc.(a)                     12,400      458,800
-----------------------------------------------------------------
Coherent, Inc.(a)                             17,300      562,250
-----------------------------------------------------------------
Garmin Ltd.(a)                                29,400      580,650
-----------------------------------------------------------------
Methode Electronics, Inc.-Class A             16,700      383,056
-----------------------------------------------------------------
Photon Dynamics, Inc.(a)                      17,600      396,000
-----------------------------------------------------------------
Varian Inc.(a)                                16,600      562,325
=================================================================
                                                        2,943,081
=================================================================

ENGINEERING & CONSTRUCTION-1.64%

Granite Construction, Inc.                    18,000      520,875
-----------------------------------------------------------------
Quanta Services, Inc.(a)                      13,420      431,956
=================================================================
                                                          952,831
=================================================================

EQUIPMENT (SEMICONDUCTOR)-0.52%

Varian Semiconductor Equipment
  Associates, Inc.(a)                         12,700      301,625
-----------------------------------------------------------------
FINANCIAL (DIVERSIFIED)-1.75%
Allied Capital Corp.                          24,000      501,000
-----------------------------------------------------------------
IndyMac Mortgage Holdings, Inc.(a)            17,600      519,200
=================================================================
                                                        1,020,200
=================================================================

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.87%

Alpharma Inc.-Class A                         12,900      565,987
-----------------------------------------------------------------
Angiotech Pharmaceuticals, Inc.
  (Canada)(a)                                  5,500      253,000
-----------------------------------------------------------------
Noven Pharmaceuticals, Inc.(a)                 7,150      267,231
=================================================================
                                                        1,086,218
=================================================================

HEALTH CARE (HOSPITAL MANAGEMENT)-0.84%

Community Health Systems(a)                   13,950      488,250
=================================================================

HEALTH CARE (MANAGED CARE)-1.06%

First Health Group Corp.(a)                    8,350      388,797
-----------------------------------------------------------------
Trigon Healthcare, Inc.(a)                     2,900      225,656
=================================================================
                                                          614,453
=================================================================

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-3.12%

Apogent Technologies Inc.(a)                  23,800      487,900
-----------------------------------------------------------------
Henry Schein, Inc.(a)                         16,400      567,850
-----------------------------------------------------------------
PolyMedica Corp.(a)                            5,500      183,562
-----------------------------------------------------------------

                                                        MARKET
                                            SHARES       VALUE

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) (CONTINUED)

Sybron Dental Specialties, Inc.(a)             5,333  $    89,994
-----------------------------------------------------------------
Vital Signs, Inc.                             15,200      488,300
=================================================================
                                                        1,817,606
=================================================================

HEALTH CARE (SPECIALIZED SERVICES)-3.88%

Advance Paradigm, Inc.(a)                     12,000      546,000
-----------------------------------------------------------------
Laboratory Corp. of America Holdings(a)        3,000      528,000
-----------------------------------------------------------------
Lincare Holdings, Inc.(a)                      9,500      542,094
-----------------------------------------------------------------
RehabCare Group, Inc.(a)                      12,500      642,187
=================================================================
                                                        2,258,281
=================================================================

INSURANCE (LIFE/HEALTH)-0.98%

Annuity and Life Re (Holdings), Ltd.
  (Bermuda)                                   17,800      568,487
=================================================================

INSURANCE (PROPERTY-CASUALTY)-1.91%

HCC Insurance Holdings, Inc.                  20,400      549,525
-----------------------------------------------------------------
Radian Group Inc.                              7,500      562,969
=================================================================
                                                        1,112,494
=================================================================

INVESTMENT BANKING/BROKERAGE-0.98%

LaBranche & Co. Inc.(a)                       18,600      568,463
=================================================================

INVESTMENT MANAGEMENT-0.92%

Affiliated Managers Group, Inc.(a)             9,800      537,775
=================================================================

INVESTMENTS-3.84%

S&P Mid-Cap 400 Depositary Receipts           23,700    2,236,688
=================================================================

LAND DEVELOPMENT-0.90%

Mission West Properties Inc.                  37,600      521,700
=================================================================

LEISURE TIME (PRODUCTS)-0.93%

Speedway Motorsports, Inc.(a)                 22,500      540,000
=================================================================

MANUFACTURING (SPECIALIZED)-0.52%

CTS Corp.                                      8,300      302,431
=================================================================

NATURAL GAS-0.95%

MDU Resources Group, Inc.                     17,100      555,750
=================================================================

OFFICE EQUIPMENT & SUPPLIES-0.94%

Reynolds & Reynolds Co. (The)- Class A        26,900      544,725
=================================================================

OIL & GAS (DRILLING & EQUIPMENT)-3.01%

Grant Prideco, Inc.(a)                        27,400      601,088
-----------------------------------------------------------------
Key Energy Services, Inc.(a)                  58,700      612,681
-----------------------------------------------------------------
Pride International, Inc.(a)                  22,000      541,750
=================================================================
                                                        1,755,519
=================================================================

OIL & GAS (EXPLORATION & PRODUCTION)-4.09%

Barrett Resources Corp.(a)                    11,000      624,938
-----------------------------------------------------------------
Cross Timbers Oil Co.                         20,000      555,000
-----------------------------------------------------------------
Forest Oil Corp.(a)                           16,350      602,906
-----------------------------------------------------------------
Westport Resources Corp.(a)                   27,400      601,088
=================================================================
                                                        2,383,932
=================================================================

OIL & GAS (REFINING & MARKETING)-0.98%

Valero Energy Corp.                           15,400      572,688
=================================================================
                                                        MARKET
                                            SHARES       VALUE

PAPER & FOREST PRODUCTS-0.74%

Wausau-Mosinee Paper Corp.                    42,700  $   432,338
=================================================================

PHOTOGRAPHY/IMAGING-0.96%

Concord Camera Corp.(a)                       34,000      561,000
=================================================================

RAILROADS-0.89%

GATX Corp.                                    10,400      518,700
=================================================================

REAL ESTATE INVESTMENT TRUSTS-0.88%

CarrAmerica Realty Corp.                      16,400      513,525
=================================================================

RESTAURANTS-0.91%

CEC Entertainment Inc.(a)                     11,200      382,200
-----------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)             4,700      147,756
=================================================================
                                                          529,956
=================================================================

RETAIL (DISCOUNTERS)-0.93%

Stein Mart, Inc.(a)                           46,600      541,725
=================================================================

RETAIL (SPECIALTY)-1.31%

Linens 'n Things, Inc.(a)                     11,100      306,638
-----------------------------------------------------------------
Venator Group, Inc.(a)                        29,600      458,800
=================================================================
                                                          765,438
=================================================================

RETAIL (SPECIALTY-APPAREL)-2.19%

Abercrombie & Fitch Co.-Class A(a)            30,300      606,000
-----------------------------------------------------------------
bebe stores, inc.(a)                          15,000      320,625
-----------------------------------------------------------------
Hot Topic, Inc.(a)                            16,600      272,863
-----------------------------------------------------------------
Too Inc.(a)                                    6,200       77,500
=================================================================
                                                        1,276,988
=================================================================

SERVICES (ADVERTISING/MARKETING)-1.38%

Forrester Research, Inc.(a)                    9,500      475,594
-----------------------------------------------------------------
Professional Detailing, Inc.(a)                3,100      327,873
=================================================================
                                                          803,467
=================================================================

SERVICES (COMMERCIAL & CONSUMER)-5.70%

Copart, Inc.(a)                               26,400      567,600
-----------------------------------------------------------------
DiamondCluster International, Inc.-Class
  A                                            8,000      244,000
-----------------------------------------------------------------
Edison Schools Inc.(a)                         8,360      263,340
-----------------------------------------------------------------
Iron Mountain Inc.(a)                         16,100      597,713
-----------------------------------------------------------------
Ogden Corp.(a)                                34,200      525,825
-----------------------------------------------------------------
TeleTech Holdings, Inc.(a)                    29,300      538,388
-----------------------------------------------------------------
Watson Wyatt & Co. Holdings(a)                24,800      582,800
=================================================================
                                                        3,319,666
=================================================================

SERVICES (COMPUTER SYSTEMS)-1.03%

Insight Enterprises, Inc.(a)                  33,450      600,009
=================================================================

SERVICES (DATA PROCESSING)-1.13%

Learning Tree International, Inc.(a)          13,300      658,350
=================================================================

SERVICES (EMPLOYMENT)-1.91%

Hall, Kinion & Associates, Inc.(a)            29,000      583,625
-----------------------------------------------------------------
Heidrick & Struggles International,
  Inc.(a)                                      7,800      328,088
-----------------------------------------------------------------
Korn/Ferry International(a)                    9,500      201,875
=================================================================
                                                        1,113,588
=================================================================

                                                        MARKET
                                            SHARES       VALUE

SERVICES (FACILITIES & ENVIRONMENTAL)-0.94%

Tetra Tech, Inc.(a)                           17,100  $   545,063
=================================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-3.23%

Arch Wireless, Inc.(a)                        21,700       13,563
-----------------------------------------------------------------
o2wireless Solutions, Inc.(a)                 79,600      741,275
-----------------------------------------------------------------
Powerwave Technologies, Inc.(a)                8,050      470,925
-----------------------------------------------------------------
Rural Cellular Corp.-Class A(a)                6,500      192,563
-----------------------------------------------------------------
Spectrasite Holdings, Inc.(a)                 34,900      462,425
=================================================================
                                                        1,880,751
=================================================================

WASTE MANAGEMENT-1.15%

Waste Connections, Inc.(a)                    20,200      667,863
=================================================================
    Total Domestic Common Stocks
      (Cost $52,108,651)                               54,172,555
=================================================================
                                                        MARKET
                                            SHARES       VALUE

MONEY MARKET FUNDS-6.32%

STIC Liquid Assets Portfolio(b)            1,839,695  $ 1,839,695
-----------------------------------------------------------------
STIC Prime Portfolio(b)                    1,839,695    1,839,695
-----------------------------------------------------------------
    Total Money Market Funds
      (Cost $3,679,390)                                 3,679,390
=================================================================

TOTAL INVESTMENTS-99.37%

  (Cost $55,788,041)                                   57,851,945
=================================================================

OTHER ASSETS LESS LIABILITIES-0.63%                       366,930
=================================================================

NET ASSETS-100.00%                                    $58,218,875
_________________________________________________________________
=================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:

Investments, at market value (cost $55,788,041)    $57,851,945
--------------------------------------------------------------
Receivables for:
  Investments sold                                     359,504
--------------------------------------------------------------
  Fund shares sold                                   1,925,753
--------------------------------------------------------------
  Dividends                                             57,463
--------------------------------------------------------------
Investment for deferred compensation plan                2,547
--------------------------------------------------------------
Other assets                                           105,661
==============================================================
    Total assets                                    60,302,873
==============================================================

LIABILITIES:

Payables for:
  Investments purchased                              1,837,953
--------------------------------------------------------------
  Fund shares reacquired                               110,351
--------------------------------------------------------------
  Options written (premiums received $8,084)             4,406
--------------------------------------------------------------
  Deferred compensation plan                             2,547
--------------------------------------------------------------
Accrued administrative services fees                     4,235
--------------------------------------------------------------
Accrued distribution fees                               39,077
--------------------------------------------------------------
Accrued trustees' fees                                     159
--------------------------------------------------------------
Accrued transfer agent fees                             12,108
--------------------------------------------------------------
Accrued operating expenses                              73,162
==============================================================
    Total liabilities                                2,083,998
==============================================================
Net assets applicable to shares outstanding        $58,218,875
==============================================================

NET ASSETS:

Class A                                            $32,805,332
==============================================================

Class B                                            $16,385,293
==============================================================

Class C                                             $9,028,250
==============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                              3,506,570
==============================================================
Class B                                              1,755,406
==============================================================
Class C                                                967,023
==============================================================
Class A:
Net asset value and redemption price per share      $     9.36
==============================================================
Offering price per share:
(Net asset value of $9.36  DIVIDED BY 94.50%)       $     9.90
==============================================================
Class B:
Net asset value and offering price per share        $     9.33
==============================================================
Class C:
Net asset value and offering price per share        $     9.34
______________________________________________________________
==============================================================


STATEMENT OF OPERATIONS

For the period August 31, 2000 (date operations commenced) through December 31, 2000

INVESTMENT INCOME:
Dividends                                           $   85,042
--------------------------------------------------------------
Dividends from affiliated money market funds            65,794
--------------------------------------------------------------
Interest                                                20,882
==============================================================
    Total investment income                            171,718
==============================================================

EXPENSES:

Advisory fees                                           89,083
--------------------------------------------------------------
Administrative services fees                            16,667
--------------------------------------------------------------
Custodian fees                                          16,864
--------------------------------------------------------------
Distribution fees--Class A                              21,788
--------------------------------------------------------------
Distribution fees--Class B                              28,721
--------------------------------------------------------------
Distribution fees--Class C                              13,831
--------------------------------------------------------------
Transfer agent fees--Class A                            16,053
--------------------------------------------------------------
Transfer agent fees--Class B                             9,226
--------------------------------------------------------------
Transfer agent fees--Class C                             4,443
--------------------------------------------------------------
Trustee's fees                                           3,262
--------------------------------------------------------------
Registration and filing fees                            65,263
--------------------------------------------------------------
Other                                                   30,334
==============================================================
    Total expenses                                     315,535
==============================================================
Less: Fees waived and expenses reimbursed              (98,508)
==============================================================
   Expenses paid indirectly                             (2,339)
==============================================================
    Net expenses                                       214,688
==============================================================
Net investment income (loss)                           (42,970)
==============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS

Net realized gain (loss) from:
  Investment securities                             (3,389,183)
--------------------------------------------------------------
  Futures contracts                                        230
==============================================================
                                                    (3,388,953)
==============================================================
Change in net unrealized appreciation of:

  Investment securities                              2,063,904
--------------------------------------------------------------
  Option contracts written                               3,677
==============================================================
                                                     2,067,581
==============================================================
Net gain (loss) from investment securities,
  futures contracts and option contracts            (1,321,372)
==============================================================
Net increase (decrease) in net assets resulting
  from operations                                  $(1,364,342)
______________________________________________________________
==============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the period August 31, 2000 (date operations commenced) through December 31, 2000

                                                       2000
                                                    -----------
OPERATIONS:

  Net investment income (loss)                      $   (42,970)
---------------------------------------------------------------
  Net realized gain (loss) from investment
    securities, futures contracts and option
    contracts                                        (3,388,953)
---------------------------------------------------------------
  Change in net unrealized appreciation of
    investment securities, futures contracts and
    option contracts                                  2,067,581
---------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations                       (1,364,342)
---------------------------------------------------------------
Share transactions--net:
---------------------------------------------------------------
  Class A                                            33,716,692
---------------------------------------------------------------
  Class B                                            16,719,812
---------------------------------------------------------------
  Class C                                             9,146,713
---------------------------------------------------------------
    Net increase in net assets                       58,218,875
---------------------------------------------------------------

NET ASSETS:

  Beginning of period                                        --
---------------------------------------------------------------
  End of period                                     $58,218,875
_______________________________________________________________
===============================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                     $59,572,581
---------------------------------------------------------------
  Undistributed net investment income (loss)            (32,334)
---------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities, futures contracts and
    option contracts                                 (3,388,953)
---------------------------------------------------------------
  Unrealized appreciation of investment
    securities, futures contracts and option
    contracts                                         2,067,581
===============================================================
                                                    $58,218,875
_______________________________________________________________
===============================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940" Act), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund commenced operations on August 31, 2000. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Funds investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trusts officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. On December 31, 2000, undistributed net investment income was increased by $10,636 and paid-in capital decreased by $10,636 as a result of non-deductible stock issuance costs for federal income tax purposes. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $700,371 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2008.
E. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each days trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (AIM). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Funds average daily net assets. For the period August 31, 2000 (date operations commenced) through December 31, 2000, AIM waived fees of $89,083 and was reimbursed fees of $9,425.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 31, 2000 (date operations commenced) through December 31, 2000 A I M was paid $16,667 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. (AFS) a fee for providing transfer agency and shareholder services to the Fund. For the period August 31, 2000 (date operations commenced) through December 31, 2000 AFS was paid $12,321 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. (AIM Distributors) to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the Plans). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Funds average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the period August 31, 2000 (date operations commenced) through December 31, 2000 the Class A, Class B and
Class C shares paid AIM Distributors $21,788, $28,721 and $13,831, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $66,008 from sales of the Class A shares of the Fund for the period August 31, 2000 (date operations commenced) through December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. For the same period, AIM Distributors received $541 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors. For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund paid legal fees of $977 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the period August 31, 2000 (date operations commenced) through December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $244 and reductions in custodian fees of $2,095 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,339.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an interested person of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. For the period August 31, 2000 through December 31, 2000 the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period August 31, 2000 (date operations commenced) through December 31, 2000 was $68,616,044 and $13,118,210, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of investment
  securities                                       $5,589,590
-------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                       (4,067,771)
=============================================================
Net unrealized appreciation of investment
  securities                                       $1,521,819
_____________________________________________________________
=============================================================


Cost of investments for tax purposes is $56,330,126.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the period August 31, 2000 (date operations commenced) through December 31, 2000 are summarized as follows:

                                        CALL OPTION CONTRACTS
                                        ---------------------
                                        NUMBER OF    PREMIUMS
                                        CONTRACTS    RECEIVED
                                        ---------    --------
Beginning of year                             --      $    --
-------------------------------------------------------------
Written                                       47        8,084
-------------------------------------------------------------
End of year                                   47       $8,084
-------------------------------------------------------------

 Open call option contracts written as of December 31, 2000 were as follows:

                           CONTRACT  STRIKE  NUMBER OF  PREMIUMS  MARKET   UNREALIZED
ISSUE                       MONTH    PRICE   CONTRACTS  RECEIVED  VALUE   APPRECIATION
-----                      --------  ------  ---------  --------  ------  ------------
P.F. Changs China Bistro
  Inc.                     January    $40        47      $8,084   $4,406     $3,677
--------------------------------------------------------------------------------------

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the period August 31, 2000 (date operations commenced) and December 31, 2000 were as follows:

                                                   2000
                                          -----------------------
                                            SHARES      AMOUNT
                                          ----------  -----------
Sold:
  Class A                                  3,707,242  $35,554,951
-----------------------------------------------------------------
  Class B                                  1,851,798   17,580,252
-----------------------------------------------------------------
  Class C                                  1,021,221    9,654,027
-----------------------------------------------------------------
Reacquired:
  Class A                                   (200,672)  (1,838,259)
-----------------------------------------------------------------
  Class B                                    (96,392)    (860,440)
-----------------------------------------------------------------
  Class C                                    (54,198)    (507,314)
-----------------------------------------------------------------
                                           6,228,999  $59,583,217
-----------------------------------------------------------------

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                       CLASS A
                                                           ----------------------------------
                                                            AUGUST 31, 2000 (DATE OPERATIONS
                                                           COMMENCED) TO DECEMBER 31, 2000(a)
                                                           ----------------------------------
Net asset value, beginning of period                                              $ 10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net gains (losses) on securities (both realized
    and unrealized)                                                                 (0.64)
=============================================================================================
    Total from investment operations                                                (0.64)
=============================================================================================
Net asset value, end of period                                                    $  9.36
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                                     (6.40)%
_____________________________________________________________________________________________
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                                          $32,805
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                                   1.78%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers                                                                2.72%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment loss to average net assets                                  (0.12)%(c)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate                                                                49%
_____________________________________________________________________________________________
=============================================================================================


(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $18,523,608.

                                                                         CLASS B
                                                           ----------------------------------
                                                            AUGUST 31, 2000 (DATE OPERATIONS
                                                           COMMENCED) TO DECEMBER 31, 2000(a)
                                                           ----------------------------------
Net asset value, beginning of period                                              $ 10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                      (0.03)
---------------------------------------------------------------------------------------------
  Net losses on securities (both realized and
    unrealized)                                                                     (0.64)
=============================================================================================
    Total from investment operations                                                (0.67)
=============================================================================================
Net asset value, end of period                                                    $  9.33
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                                     (6.70)%
_____________________________________________________________________________________________
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                                          $16,385
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                                   2.49%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers                                                                3.43%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment loss to average net assets                                  (0.83)%(c)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate                                                                49%
_____________________________________________________________________________________________
=============================================================================================


(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,546,348.

                                                                       CLASS C
                                                           ----------------------------------
                                                            AUGUST 31, 2000 (DATE OPERATIONS
                                                           COMMENCED) TO DECEMBER 31, 2000(a)
                                                           ----------------------------------
Net asset value, beginning of period                                               $10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                      (0.03)
---------------------------------------------------------------------------------------------
  Net losses on securities (both realized and
    unrealized)                                                                     (0.63)
=============================================================================================
    Total from investment operations                                                (0.66)
=============================================================================================
Net asset value, end of period                                                     $ 9.34
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                                     (6.60)%
_____________________________________________________________________________________________
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                                           $9,028
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                                   2.49%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers                                                                3.43%(c)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment loss to average net assets                                  (0.83)%(c)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate                                                                49%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $4,115,423.

NOTE 10-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP has represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000 prior to the first fiscal period end of the Fund. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed PricewaterhouseCoopers LLP as independent public accountants to audit the financial statements of the Fund. There were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Funds financial statements.

                      REPORT OF INDEPENDENT ACCOUNTANTS

                      To the Shareholders of AIM Small Cap Equity Fund and Board of Trustees of AIM Funds Group:

                      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Small Cap Equity Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

                      PRICEWATERHOUSECOOPERS LLP

                      Boston, Massachusetts
                      February 19, 2001

ABOUT YOUR FUND'S BOARD
The board of trustees is elected by you to look after your interests as a mutual-fund shareholder. Trustees' responsibilities include approving the investment advisor's trustees fee; keeping an eye on performance, operations and expenses; making decisions regarding dividends and other duties.

  Nine of your fund's 10 trustees are independent. In other words, they have no affiliation with AIM except as independent fund trustees charged with representing the interest of fund investors. Representing a cross section of businesses and industries, they have achieved success and recognition in their respective fields. They bring their considerable expertise and experience to their positions as trustees.

  Listed below are the members of the board of trustees of your mutual fund and their respective titles.

BOARD OF TRUSTEES                                 OFFICERS                                   OFFICE OF THE FUND
Robert H. Graham                                  Robert H. Graham                           11 Greenway Plaza
Chairman, President and                           Chairman and President                     Suite 100
Chief Executive Officer                                                                      Houston, TX 77046
A I M Management Group Inc.                       Carol F. Relihan
                                                  Senior Vice President and Secretary        INVESTMENT ADVISOR
Bruce L. Crockett                                                                            A I M Advisors, Inc.
Director                                          Gary T. Crum                               11 Greenway Plaza
ACE Limited;                                      Senior Vice President                      Suite 100
Formerly Director, President, and                                                            Houston, TX 77046
Chief Executive Officer                           Dana R. Sutton
COMSAT Corporation                                Vice President and Treasurer               TRANSFER AGENT
                                                                                             A I M Fund Services, Inc.
Owen Daly II                                      Robert G. Alley                            P.O. Box 4739
Formerly Director                                 Vice President                             Houston, TX 77210-4739
Cortland Trust Inc.
                                                  Stuart W. Coco                             CUSTODIAN
Albert R. Dowden                                  Vice President                             State Street Bank and Trust Company
Chairman of the Board of Directors                                                           225 Franklin Street
The Cortland Trust and DHJ Media, Inc.; and       Melville B. Cox                            Boston, MA 02110
Director, Magellan Insurance Company              Vice President
                                                                                             COUNSEL TO THE FUND
Edward K. Dunn Jr.                                Karen Dunn Kelley                          Ballard Spahr
Formerly Chairman, Mercantile Mortgage Corp.;     Vice President                             Andrews & Ingersoll, LLP
Formerly Vice Chairman, President and                                                        1735 Market Street
Chief Operating Officer,                          Edgar M. Larsen                            Philadelphia, PA 19103
Mercantile-Safe Deposit & Trust Co.; and          Vice President
President, Mercantile Bankshares                                                             COUNSEL TO THE TRUSTEES
                                                  Mary J. Benson                             Kramer, Levin, Naftalis & Frankel LLP
Jack Fields                                       Assistant Vice President and               919 Third Avenue
Chief Executive Officer, Texana Global Inc.       Assistant Treasurer                        New York, NY 10022
(foreign trading company) and
Twenty First Century, Inc.;                       Sheri Morris                               DISTRIBUTOR
Formerly Member of the U.S. House of              Assistant Vice President and               A I M Distributors, Inc.
Representatives                                   Assistant Treasurer                        11 Greenway Plaza
                                                                                             Suite 100
Carl Frischling                                   Jim A. Coppedge                            Houston, TX 77046
Partner                                           Assistant Secretary
Kramer, Levin, Naftalis & Frankel LLP                                                        AUDITORS
                                                  Renee A. Friedli                           PricewaterhouseCoopers LLP
Prema Mathai-Davis                                Assistant Secretary                        160 Federal Street
Formerly, Chief Executive Officer,                                                           Boston, MA 02110
YWCA of the U.S.A.                                P. Michelle Grace
                                                  Assistant Secretary
Lewis F. Pennock
Partner, Pennock & Cooper (law firm)              Nancy L. Martin
                                                  Assistant Secretary
Louis S. Sklar
Executive Vice President,                         Ofelia M. Mayo
Development and Operations,                       Assistant Secretary
Hines Interests
Limited Partnership                               Lisa A. Moss
                                                  Assistant Secretary

                                                  Kathleen J. Pflueger
                                                  Assistant Secretary

THE AIM FUNDS--Registered Trademark-- RISK SPECTRUM


On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.
    Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.
    Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.

o Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.
o Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.
o Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.
o Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.
o Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.

    The amount of investment risk you undertake depends on several factors: your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?
    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.
    Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.
    In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.
    AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.

                     -------------------------------------

                            THE AMOUNT OF INVESTMENT

                           RISK YOU UNDERTAKE DEPENDS

                            ON SEVERAL FACTORS: YOUR

                           FINANCIAL OBJECTIVES, YOUR

                            RISK TOLERANCE AND YOUR

                                 TIME HORIZON.

                     -------------------------------------

THE AIM FAMILY OF FUNDS--Registered Trademark--

                           EQUITY FUNDS

   DOMESTIC EQUITY FUNDS                 INTERNATIONAL/GLOBAL EQUITY FUNDS            A I M Management Group Inc. has provided
                                                                                      leadership in the mutual fund industry
      MORE AGGRESSIVE                              MORE AGGRESSIVE                    since 1976 and managed approximately
                                                                                      $170 billion in assets for nine million
AIM Small Cap Opportunities(1)           AIM Latin American Growth                    shareholders, including individual
AIM Mid Cap Opportunities(2)             AIM Developing Markets                       investors, corporate clients and
AIM Large Cap Opportunities(3)           AIM European Small Company                   financial institutions, as of December
AIM Emerging Growth                      AIM Asian Growth                             31, 2000.
AIM Small Cap Growth(4)                  AIM Japan Growth                                The AIM Family of Funds--Registered
AIM Aggressive Growth                    AIM International Emerging Growth            Trademark-- is distributed nationwide,
AIM Mid Cap Growth                       AIM European Development                     and AIM today is the eighth-largest
AIM Small Cap Equity                     AIM Euroland Growth                          mutual fund complex in the United States
AIM Capital Development                  AIM Global Aggressive Growth                 in assets under management, according to
AIM Constellation                        AIM International Equity                     Strategic Insight, an independent mutual
AIM Dent Demographic Trends              AIM Advisor International Value              fund monitor.
AIM Select Growth                        AIM Worldwide Spectrum                          AIM is a subsidiary of AMVESCAP PLC,
AIM Large Cap Growth                     AIM Global Trends                            one of the world's largest independent
AIM Weingarten                           AIM Global Growth                            financial services companies with $402
AIM Mid Cap Equity                                                                    billion in assets under management as of
AIM Value II                                       MORE CONSERVATIVE                  December 31, 2000.
AIM Charter
AIM Value                                        SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                                    MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                             AIM New Technology
AIM Advisor Flex                         AIM Global Telecommunications and Technology
                                         AIM Global Infrastructure
      MORE CONSERVATIVE                  AIM Global Resources
                                         AIM Global Financial Services
                                         AIM Global Health Care
                                         AIM Global Consumer Products and Services
                                         AIM Advisor Real Estate
                                         AIM Global Utilities

                                                   MORE CONSERVATIVE


                          FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS                   TAX-FREE FIXED-INCOME FUNDS

      MORE AGGRESSIVE                              MORE AGGRESSIVE

AIM Strategic Income                     AIM High Income Municipal
AIM High Yield II                        AIM Tax-Exempt Bond of Connecticut
AIM High Yield                           AIM Municipal Bond
AIM Income                               AIM Tax-Free Intermediate
AIM Global Income                        AIM Tax-Exempt Cash
AIM Floating Rate(5)
AIM Intermediate Government                        MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

      MORE CONSERVATIVE

    The AIM risk spectrum shown above illustrates the relative risk of AIM's equity and fixed-income funds within a specified group of funds in The AIM Family of Funds. When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (4) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (5) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after April 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR LOGO APPEARS HERE]                             [AIM LOGO APPEARS HERE]
                                                       --Registered Trademark--

                                                        INVEST WITH DISCIPLINE
                                                       --Registered Trademark--

A I M Distributors, Inc.                                                SCE-AR-1